Note 12 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2017	37,608,467	406,611	1,325,694	373	38,934,161	406,984
Balance, December 31, 2018	37,887,442	415,432	1,325,694	373	39,213,136	415,805